Property, plant and equipment - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	€ 65	€ (2,493)
Contractual commitments for acquisition of property, plant and equipment	539	540
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs	(144)	(119)
Translation differences	€ (118)	2,010
Accumulated amortization and impairment losses | Venezuela
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs		€ 21	€ 43